Consolidated Statements of Changes in Stockholders' Equity (Parenthetical)	Jun. 30, 2022 $ / shares
Statement of Stockholders' Equity [Abstract]
Price per share, issued	$ 1.00
Price per share, subscribed	$ 1.00